Convertible Secured Notes Payable (Details) - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 15, 2014	Aug. 14, 2014	Apr. 16, 2014	Apr. 30, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Original Value						$ 1,947,000	$ 1,339,000	$ 1,339,000
Amortization of debt discount and deferred financing costs			$ 3,200,000			804,000	540,000	720,000
Capitalization of Interest Payable								2,000
Conversion and redemption of secured notes payable	$ 2,711,000	$ 2,711,000		$ 671,000				(1,881,000)
Ending balance						2,751,000		1,947,000	$ 1,339,000
Less: Current Portion						(1,362,000)
Long Term Portion						1,389,000
Notes [Member]
Short-term Debt [Line Items]
Original Value						$ 5,000,000
Amortization of debt discount and deferred financing costs
Ending balance						$ 5,000,000		5,000,000
Less: Current Portion						(2,500,000)
Long Term Portion						2,500,000
Debt Discount [Member]
Short-term Debt [Line Items]
Original Value						(2,750,000)	(3,236,000)	(3,236,000)
Amortization of debt discount and deferred financing costs						732,000		$ 540,000
Capitalization of Interest Payable
Conversion and redemption of secured notes payable								$ 2,696,000
Ending balance						(2,018,000)		(2,750,000)	(3,236,000)
Less: Current Portion						1,045,000
Long Term Portion						(973,000)
Offering Costs [Member]
Short-term Debt [Line Items]
Original Value						(303,000)
Amortization of debt discount and deferred financing costs						72,000
Ending balance						(231,000)		(303,000)
Less: Current Portion						93,000
Long Term Portion						$ (138,000)
Secured Notes [Member]
Short-term Debt [Line Items]
Original Value							$ 4,575,000	$ 4,575,000
Amortization of debt discount and deferred financing costs
Capitalization of Interest Payable								$ 2,000
Conversion and redemption of secured notes payable								$ (4,577,000)
Ending balance									$ 4,575,000